INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORY
Schedule of Inventory

	December 31,
	2024	2023

	U.S. dollars in thousands
Raw materials	513	828
Work in progress	308	233
Finished goods	2,830	3,328
	3,651	4,389